Other Intangible Assets Recognized in the Acquisition (Detail) (Robeco Groep N. V., JPY ¥) In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2014
Business Acquisition [Line Items]
Acquired intangible assets not subject to amortization recorded at fair value	¥ 170,795
Acquired Intangibles subject to amortization recorded at fair value	34,935
Total	205,730
Asset management contracts
Business Acquisition [Line Items]
Acquired intangible assets not subject to amortization recorded at fair value	152,680
Trade names
Business Acquisition [Line Items]
Acquired intangible assets not subject to amortization recorded at fair value	18,115
Customer relationships
Business Acquisition [Line Items]
Acquired Intangibles subject to amortization recorded at fair value	32,994
Weighted average amortization period	7 years
Software
Business Acquisition [Line Items]
Acquired Intangibles subject to amortization recorded at fair value	¥ 1,941
Weighted average amortization period	7 years